CONSOLIDATED STATEMENT OF CASH FLOWS - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Cash generated from operations	R 6,036.5	R 3,376.9	R 1,738.3
Finance income received	138.9	63.7	154.6
Dividends received	0.0	56.3	29.3
Finance expense paid	(11.0)	(11.5)	(4.5)
Income tax (paid)/received	(489.1)	25.7	(72.5)
Net cash inflow from operating activities	5,675.3	3,511.1	1,845.2
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(3,531.6)	(2,254.9)	(2,985.7)
Proceeds on disposal of property, plant and equipment	0.0	0.0	0.3
Investment in rehabilitation and other funds	0.0	0.0	(33.8)
Proceeds from disposal of subsidiary	147.5	0.0	0.0
Contribution to other investments	0.0	(2.3)	0.0
Environmental rehabilitation payments to reduce liabilities with a related asset	(24.8)	(26.1)	(23.4)
Net cash outflow from investing activities	(3,408.9)	(2,283.3)	(3,042.6)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid on ordinary shares	(779.3)	(431.0)	(731.7)
Payments of other equity instruments	(15.2)	0.0	0.0
Repayment of lease liabilities	(8.1)	(12.1)	(19.0)
Net cash outflow from financing activities	(802.6)	(443.1)	(750.7)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	1,463.8	784.7	(1,948.1)
Impact of fluctuations in exchange rate on cash held in foreign currencies	0.0	0.0	(1.8)
Cash and cash equivalents at the beginning of the year	1,306.2	521.5	2,471.4
Cash and cash equivalents at the end of the year	R 2,770.0	R 1,306.2	R 521.5